Depreciation and amortisation (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of Depreciation and Amortisation Expense [Abstract]
Disclosure Of Schedule Of Depreciation And Amortisation Expense

	For the year ended March 31,
	2022	2023	2024	2024
	(INR)	(INR)	(INR)	(USD)
Depreciation of property, plant and equipment (refer Note 5)	12,198	14,032	15,628	188
Amortisation of intangible assets (refer Note 6)	1,305	1,464	1,485	18
Depreciation of right of use assets (refer Note 7)	261	405	470	6
Total	13,764	15,901	17,583	211